6. Equity (Details Narrative)				1 Months Ended	6 Months Ended	12 Months Ended
	May 08, 2017 shares	Nov. 01, 2016 USD ($) shares	Aug. 12, 2016 $ / shares shares	Aug. 19, 2015	Jun. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Jun. 30, 2016 shares	Mar. 31, 2016 shares	Dec. 31, 2015 $ / shares shares
Preferred stock par value | $ / shares					$ 0.001	$ 0.001
Preferred stock shares authorized					15,000,000	15,000,000
Preferred stock shares issued					2,727,323	3,636,360
Preferred stock shares outstanding					2,727,323	3,636,360
Preferred stock shares issuable						927,270			0
Purchase of warrants					120,000		120,000
Class of shares entitled to vote description					Series B Stock being entitled to 66 2/3% of the total votes on all such matters.	Series B Stock being entitled to 66 2/3% of the total votes on all such matters.
Increase number of authorized shares of common stock				100,000,000 shares to 140,000,000 shares
Warrants extended expense | $					$ 660,000
Warrants extended					3,729,164
Warrants extended term					1 year
Common stock par value | $ / shares					$ 0.001	$ 0.001			$ 0.001
Common stock shares authorized					350,000,000	350,000,000		350,000,000	140,000,000
Common stock shares issued					129,298,133	111,438,236			66,600,367
Common stock shares outstanding					129,298,133	111,438,236			66,600,367
Common stock shares issuable						821,364		2,411,364	701,018
Series B Preferred Stock [Member]
Preferred stock par value | $ / shares						$ 0.001			$ 0.001
Preferred stock shares authorized					2,727,270	15,000,000			15,000,000
Preferred stock shares issued						3,636,360			0
Preferred stock shares outstanding						3,636,360			0
Preferred stock shares issuable					927,270	927,270	0
Converted to common stock shares	909,090
Series B Preferred Stock [Member] | Investor [Member]
Preferred stock shares issuable		927,270
Number of investors		3
Due to related party | $		$ 51,000
Series B Preferred Stock [Member] | Investor [Member] | Securities Purchase Agreement [Member]
Preferred stock shares issued			3,636,360
Number of investors			4
Conversion price | $ / shares			$ 0.055
Series A Preferred Stock [Member]
Preferred stock par value | $ / shares						$ 0.001			$ 0.001
Preferred stock shares authorized					53	15,000,000			15,000,000
Preferred stock shares issued						116			136
Preferred stock shares outstanding						116			136
Preferred stock convertible shares					50,000	50,000
Series A Preferred Stock [Member] | Spirit Bear [Member]
Shares hold by related party						113
Series A Preferred Stock [Member] | KHIC, Inc [Member]
Shares hold by related party					3	3
Preferred stock convertible shares					50,000
Preferred Stock [Member]
Conversion price | $ / shares					$ 2.25	$ 2.25
Preferred Stock Liquidation Price per share | $ / shares					$ 2,500	$ 2,500
Preferred Stock [Member] | Securities Purchase Agreement [Member] | Warrants [Member]
Purchase of warrants					3,636,360	3,636,360
Warrant exercise price | $ / shares					$ 0.07	$ 0.07
Purchase price | $					$ 200,000	$ 200,000
Purchase price paid in cash | $					150,000	150,000
Purchase price paid in services | $					$ 50,000	$ 50,000